Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
5.	INVENTORIES

Inventories consisted of the following:

	December 31,	December 31,
	2021	2020
Raw materials	223	175
Work-in-process	1,235	1,120
Finished products	514	546
Total	1,972	1,841

Reserve for obsolescence is estimated for excess uncommitted inventories based on history of sales, backlog of orders and production plans.